GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
GUARANTEE LIABILITIES.
Beginning balance	¥ 2,383,202		¥ 3,949,601
Provision at the inception of new loans	3,549,392		2,350,319
Released into revenue	(3,617,729)		(3,916,718)
Ending balance	¥ 2,314,865	$ 331,021	¥ 2,383,202